Average Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Global ex U.S. Index Fund	Dec. 30, 2024
Fidelity Global ex U.S. Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.59%
Past 5 years	7.11%
Past 10 years	3.85%
Fidelity Global ex U.S. Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.84%
Past 5 years	6.61%
Past 10 years	3.38%
Fidelity Global ex U.S. Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.84%
Past 5 years	5.69%
Past 10 years	3.09%
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%